Prepayments and Other Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER ASSETS
6.
PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Current portion:
Contract assets (i)	1,490,656	1,598,059	225,082
VAT prepayments	335,350	430,902	60,691
Prepaid licensed copyrights	136,656	19,406	2,733
Receivables from online payment agencies	369,734	534,720	75,314
Advances to suppliers	128,065	111,770	15,742
Others (ii)	142,466	99,402	14,001
	2,602,927	2,794,259	393,563

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Non-current portion:
Prepaid licensed copyrights	2,525,282	2,382,540	335,574
Licensed copyrights prepaid assets (iii)	469,259	237,030	33,385
Long-term restricted cash (iv)	750,000	839,963	118,306
Others (ii)	120,592	58,677	8,264
	3,865,133	3,518,210	495,529
(i)
The allowance for credit losses on contract assets was RMB12,409 and RMB17,832 (US$2,512) as of December 31, 2022 and 2023, respectively. The reversals charged against the allowance was RMB2,311 for the year ended December 31, 2022. The provision charged against the allowance were RMB5,446 and RMB5,423 (US$764) for the years ended December 31, 2021 and 2023, respectively. No write-offs were charged against the allowance for the years ended December 31, 2021, 2022 and 2023.
(ii)
The allowance for credit losses on other current and non-current assets were RMB133,644 and RMB85,965 (US$12,108) as of December 31, 2022 and 2023, respectively. The provisions charged against the allowance were RMB19,529 and RMB57,115 for the years ended December 31, 2021 and 2022, respectively. The reversals charged against the allowance were RMB31,150 (US$4,387) for the year ended December 31, 2023. The write-offs charged against the allowance were nil, RMB16,688 and RMB16,529 (US$2,382) for the years ended December 31, 2021, 2022 and 2023, respectively.
(iii)
Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under nonmonetary exchanges but the counterparty has already received the content copyrights from the Group.
(iv)
Long-term restricted cash represents collateral to repayments of PAG Notes (Note 14).